SEGMENT REPORTING - Schedule of information on reportable segments (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
SEGMENT REPORTING
Total	$ 1,632.6	$ 1,236.3	$ 3,578.1	$ 2,708.8
Total Adjusted Operating Profit of Reportable Segments	191.7	43.7	512.7	257.9
Adjustments:
Share-based payments	(18.2)	(10.4)	(30.9)	(16.9)
Interest expense	(20.0)	(30.0)	(44.9)	(52.0)
Loss on debt extinguishment	0.0	0.0	50.5	0.0
Interest income	5.4	1.4	8.1	2.9
Income before tax	160.8	21.8	401.3	219.4
Operating segment
SEGMENT REPORTING
Total	105.0	78.1	202.2	154.4
Total Adjusted Operating Profit of Reportable Segments	276.7	112.5	667.7	372.0
Corporate
SEGMENT REPORTING
Total	7.5	3.3	12.9	4.7
Corporate expenses	(68.3)	(45.1)	(120.3)	(72.5)
Unallocated
SEGMENT REPORTING
Total	112.5	81.4	215.1	159.1
Adjustments:
Depreciation and amortization on PPA fair value step up	(9.0)	(11.0)	(18.2)	(21.5)
Restructuring expenses	(6.8)	(6.0)	(11.0)	(8.9)
Impairment losses on goodwill and intangible assets	(1.8)	0.0	(1.8)	0.0
Expenses related to transaction activities	(0.6)	(2.0)	(0.5)	(2.3)
Expenses related to certain legal proceedings	(0.2)	1.2	(0.2)	2.0
Share-based payments	1.7	(5.9)	(3.0)	(10.9)
Interest expense	(20.0)	(30.0)	(44.9)	(52.0)
Foreign currency exchange (losses)/gains, net & other finance costs	(16.3)	6.7	(24.1)	10.6
Loss on debt extinguishment	0.0	0.0	(50.5)	0.0
Interest income	5.4	1.4	8.1	2.9
Income before tax	160.8	21.8	401.3	219.4
Technical Apparel
SEGMENT REPORTING
Total	674.2	508.9	1,559.2	1,172.7
Technical Apparel | Operating segment
SEGMENT REPORTING
Total	53.3	38.9	103.1	74.6
Total Adjusted Operating Profit of Reportable Segments	126.5	71.8	359.8	230.4
Outdoor Performance
SEGMENT REPORTING
Total	568.5	413.7	1,282.1	916.1
Outdoor Performance | Operating segment
SEGMENT REPORTING
Total	40.4	28.8	77.3	59.7
Total Adjusted Operating Profit of Reportable Segments	83.0	27.5	228.3	106.0
Ball & Racquet Sports
SEGMENT REPORTING
Total	389.9	313.7	736.8	620.0
Ball & Racquet Sports | Operating segment
SEGMENT REPORTING
Total	11.3	10.4	21.8	20.1
Total Adjusted Operating Profit of Reportable Segments	$ 67.2	$ 13.2	$ 79.6	$ 35.6